16. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Commitments And Contingencies Details Narrative
Lease expense	$ 189,065	$ 199,282